Note 8 - Financial Instruments - Fair Value of Derivative Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands		Jun. 30, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		$ 126,480	$ 218,769
Fair value of derivative financial assets, non-current		86,788	64,662
Fair value of derivative financial liabilities, current		48,789	86,288
Fair value of derivative financial liabilities, non-current		50,918	51,871
Physical forward contracts and options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	[1]	66,015	198,891
Fair value of derivative financial assets, non-current	[1]	72,233	60,550
Fair value of derivative financial liabilities, current	[1]	18,347	32,451
Fair value of derivative financial liabilities, non-current	[1]	20,173	29,003
Financial swap contracts and options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	[2]	56,034	8,133
Fair value of derivative financial assets, non-current	[2]	4,696	1,342
Fair value of derivative financial liabilities, current	[2]	8,246	34,369
Fair value of derivative financial liabilities, non-current	[2]	29,754	22,117
Foreign exchange forward contracts [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		185
Fair value of derivative financial assets, non-current		899
Fair value of derivative financial liabilities, current		353	1,068
Fair value of derivative financial liabilities, non-current			505
Share swap [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current
Fair value of derivative financial assets, non-current
Fair value of derivative financial liabilities, current		21,663	18,400
Fair value of derivative financial liabilities, non-current
European-focused senior convertible unsecured 6.5% convertible bonds, conversion feature [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current
Fair value of derivative financial assets, non-current
Fair value of derivative financial liabilities, current
Fair value of derivative financial liabilities, non-current			246
Other derivative options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		4,246	11,745
Fair value of derivative financial assets, non-current		8,960	2,770
Fair value of derivative financial liabilities, current		180
Fair value of derivative financial liabilities, non-current		$ 976

[1]	Physical forward contracts and options consist of: Electricity contracts with a total remaining volume of 34,655,472 MWh, a weighted average price of $49.68/MWh and expiry dates up to December 31, 2027. Natural gas contracts with a total remaining volume of 192,152,766 GJs, a weighted average price of $1.90/GJ and expiry dates up to December 31, 2024. Renewable energy certificates ("RECs") and emission-reduction credit contracts with a total remaining volume of 3,136,707 MWh and 427,550 tonnes, respectively, a weighted average price of $32.39/REC and $2.61/tonne, respectively, and expiry dates up to December 31, 2028 and December 31, 2021. Electricity generation capacity contracts with a total remaining volume of 4,826 MWCap, a weighted average price of $6,813.04/MWCap and expiry dates up to October 31, 2022. Ancillary contracts with a total remaining volume of 848,863 MWh, a weighted average price of $20.23/MWh and expiry dates up to December 31, 2020.
[2]	Financial swap contracts and options consist of: Electricity contracts with a total remaining volume of 15,227,331 MWh, an average price of $39.94/MWh and expiry dates up to November 30, 2024. Natural gas contracts with a total remaining volume of 125,849,707 GJs, an average price of $3.57/GJ and expiry dates up to December 31, 2024. Electricity generation capacity contracts with a total remaining volume of 207 MWCap, a weighted average price of $24,104.57/MWCap and expiry dates up to October 31, 2020. Ancillary contracts with a total remaining volume of 1,388,842 MWh, a weighted average price of $17.96/MWh and expiry dates up to December 31, 2020.